Post-employment Benefit (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Amounts Arising from the Defined Benefit Obligation Recognized

(1) Except for the pension plans for executive officers, the amounts arising from the defined benefit obligation recognized on the balance sheets are as follows:

	As of December 31,
	2016	2017
	NT$	NT$
Present value of defined benefit obligations	2,550,824	2,513,060
Fair value of plan assets	(1,177,592)	(1,159,337)

Net defined benefit liability	1,373,232	1,353,723

Summary of Movements in Net Defined Benefit Liabilities
(2)	Movements in net defined benefit liabilities are as follows:

(a)	For the year ended December 31, 2015

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,225,935	(1,192,196)	1,033,739
Current service cost	20,475	—	20,475
Interest expense (income)	49,670	(26,976)	22,694

	70,145	(26,976)	43,169

Remeasurements:
Experience adjustments	10,493	—	10,493
Changes in demographic assumptions	18,021	—	18,021
Changes in financial assumptions	145,514	—	145,514
Return of plan assets(excluding amount included in net interest expense)	—	5,814	5,814

	174,028	5,814	179,842

Pension fund contribution	—	(49,440)	(49,440)
Paid Pension	(77,827)	77,827	—

Balance at December 31	2,392,281	(1,184,971)	1,207,310

(b)	For the year ended December 31, 2016

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,392,281	(1,184,971)	1,207,310
Current service cost	19,165	—	19,165
Interest expense (income)	41,441	(20,754)	20,687

	60,606	(20,754)	39,852

Remeasurements:
Experience adjustments	19,709	—	19,709
Changes in financial assumptions	149,878	—	149,878
Return of plan assets(excluding amount included in net interest expense)	—	6,297	6,297

	169,587	6,297	175,884

Pension fund contribution	—	(49,814)	(49,814)
Paid Pension	(71,650)	71,650	—

Balance at December 31	2,550,824	(1,177,592)	1,373,232

(c)	For the year ended December 31, 2017

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,550,824	(1,177,592)	1,373,232
Current service cost	17,171	—	17,171
Interest expense (income)	37,817	(17,601)	20,216

	54,988	(17,601)	37,387

Remeasurements:
Experience adjustments	(13,625)	—	(13,625)
Return of plan assets(excluding amount included in net interest expense)	—	6,281	6,281

	(13,625)	6,281	(7,344)

Pension fund contribution	—	(49,552)	(49,552)
Paid Pension	(79,127)	79,127	—

Balance at December 31	2,513,060	(1,159,337)	1,353,723

Summary of Constitution of Fair Value Of Plan Assets
(3)	Under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. The plan assets are held in a commingled fund which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the Funds. The constitution of fair value of plan assets as of December 31, 2016 and 2017 is as follows:

	As of December 31,
	2016	2017
	NT$	NT$
Cash	268,962	270,473
Equity instruments	580,435	574,452
Debt instruments	328,195	314,412

	1,177,592	1,159,337

Summary of Principal Actuarial Assumptions
(4)	Principal actuarial assumptions for the reporting period are as follows:

	As of December 31,
	2016	2017
Discount rate	1.50%	1.50%

Future salary increases	2.25%	2.25%

Summary of Defined Benefit Obligation
(5)	For the years ended December 31, 2016 and 2017, if the aforementioned discount rate and future salary increase rate are 0.5% higher (lower) than management’s estimates, the impact on the carrying amounts of defined benefit obligations is as follows:

	Impact on defined benefit obligations
As of December 31, 2016	0.5% increase in assumption	0.5% decrease in assumption
	NT$	NT$
Discount rate	(150,030)	163,143

Future salary increase rate	161,138	(149,723)

	Impact on defined benefit obligations
As of December 31, 2017	0.5% increase in assumption	0.5% decrease in assumption
	NT$	NT$
Discount rate	(139,783)	151,499

Future salary increase rate	149,644	(139,499)

Summary of Expected Maturity Analysis of Undiscounted Defined Benefit Obligation
(7)	As of December 31, 2017, the weighted average duration of the defined benefit plan is 11.6 years. Expected maturity analysis of undiscounted defined benefit obligations was as follows:

NT$
Within 1 year	65,895
1-2 year(s)	73,658
2-3 years	87,648
Over 3 years	2,876,889

3,104,090